Inventories - Schedule of Inventories (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Inventories [Abstract]
Inventories	RM 2,457,916	$ 605,249	RM 3,049,405